UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     November 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $428,617 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105     3689   232000 SH       SOLE                   232000        0        0
AMKOR TECHNOLOGY INC           COM              031652100      254    69598 SH       SOLE                    69598        0        0
AMR CORP                       COM              001765106     2004   273336 SH       SOLE                   273336        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    40125  2714802 SH       SOLE                  2714802        0        0
BANK OF AMERICA CORPORATION    COM              060505104    26493   611432 SH       SOLE                   611432        0        0
BANKNORTH GROUP INC NEW        COM              06646R107     9476   270737 SH       SOLE                   270737        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1404    85299 SH       SOLE                    85299        0        0
BOISE CASCADE CORP             COM              097383103     3541   106401 SH       SOLE                   106401        0        0
CAREER EDUCATION CORP          COM              141665109      834    29324 SH       SOLE                    29324        0        0
CAREMARK RX INC                COM              141705103     3505   109307 SH       SOLE                   109307        0        0
CARNIVAL CORP                  PAIRED CTF       143658300      983    20794 SH       SOLE                    20794        0        0
CHELSEA PPTY GROUP INC         COM              163421100    15567   231995 SH       SOLE                   231995        0        0
CONEXANT SYSTEMS INC           COM              207142100       60    37573 SH       SOLE                    37573        0        0
COX COMMUNICATIONS INC NEW     CL A             224044107     3074    92798 SH       SOLE                    92798        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104    11651   145635 SH       SOLE                   145635        0        0
ELECTRONIC DATA SYS NEW        COM              285661104      270    13920 SH       SOLE                    13920        0        0
ENCANA CORP                    COM              292505104     7729   166939 SH       SOLE                   166939        0        0
FAIR ISAAC CORP                COM              303250104     8558   293097 SH       SOLE                   293097        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     6336   108615 SH       SOLE                   108615        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    19816   489285 SH       SOLE                   489285        0        0
GRACE W R & CO DEL NEW         COM              38388F108     1315   139193 SH       SOLE                   139193        0        0
HOLLINGER INTL INC             CL A             435569108     5452   315327 SH       SOLE                   315327        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    12932   162049 SH       SOLE                   162049        0        0
ILEX ONCOLOGY INC              COM              451923106     1168    46396 SH       SOLE                    46396        0        0
IMAX CORP                      COM              45245E109     1374   244103 SH       SOLE                   244103        0        0
INTERSTATE BAKERIES CORP DEL   COM              46072H108      185    47353 SH       SOLE                    47353        0        0
JPMORGAN & CHASE & CO          COM              46625H100    23802   599086 SH       SOLE                   599086        0        0
JUNIPER NETWORKS INC           COM              48203R104     4584   194250 SH       SOLE                   194250        0        0
KING PHARMACEUTICALS INC       COM              495582108     1108    92795 SH       SOLE                    92795        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109      226     7517 SH       SOLE                     7517        0        0
MANDALAY RESORT GROUP          COM              562567107    12741   185595 SH       SOLE                   185595        0        0
MANULIFE FINL CORP             COM              56501R106      805    18372 SH       SOLE                    18372        0        0
MCAFEE INC                     COM              579064106      961    47821 SH       SOLE                    47821        0        0
MERCK & CO INC                 COM              589331107     1531    46400 SH       SOLE                    46400        0        0
METRO GOLDWYN MAYER INC        COM              591610100     2979   257510 SH       SOLE                   257510        0        0
MILLENNIUM CHEMICALS INC       COM              599903101     4921   232001 SH       SOLE                   232001        0        0
MONSANTO CO NEW                COM              61166W101     2574    70664 SH       SOLE                    70664        0        0
NATIONAL COMMERCE FINL CORP    COM              63545P104    41695  1199660 SH       SOLE                  1199660        0        0
NEWMONT MINING CORP            COM              651639106     7127   156529 SH       SOLE                   156529        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     2879   846654 SH       SOLE                   846654        0        0
NORTHWEST AIRLS CORP           CL A             667280101      476    57998 SH       SOLE                    57998        0        0
OCULAR SCIENCES INC            COM              675744106    22258   463992 SH       SOLE                   463992        0        0
ORBITZ INC                     CL A             68556Y100     5118   188153 SH       SOLE                   188153        0        0
PEOPLESOFT INC                 COM              712713106     3869   194918 SH       SOLE                   194918        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1020   306283 SH       SOLE                   306283        0        0
REVLON INC                     CL A             761525500      603   239465 SH       SOLE                   239465        0        0
ROUSE CO                       COM              779273101     2287    34196 SH       SOLE                    34196        0        0
SCITEX LTD                     ORD              809090103       56    13920 SH       SOLE                    13920        0        0
SIX FLAGS INC                  COM              83001P109      252    46401 SH       SOLE                    46401        0        0
SMUCKER J M CO                 COM NEW          832696405     5678   127864 SH       SOLE                   127864        0        0
SOVEREIGN BANCORP INC          COM              845905108     1477    67691 SH       SOLE                    67691        0        0
STELMAR SHIPPING LTD           COM              V8726M103     4561   120638 SH       SOLE                   120638        0        0
SUNTRUST BKS INC               COM              867914103      714    10138 SH       SOLE                    10138        0        0
SYMANTEC CORP                  COM              871503108    12985   236604 SH       SOLE                   236604        0        0
TENET HEALTHCARE CORP          COM              88033G100      907    84029 SH       SOLE                    84029        0        0
TESORO PETE CORP               COM              881609101      370    12528 SH       SOLE                    12528        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3046   117388 SH       SOLE                   117388        0        0
U S G CORP                     COM NEW          903293405      782    42920 SH       SOLE                    42920        0        0
UBS AG                         NAMEN AKT        H8920M855     7390   105071 SH       SOLE                   105071        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5997    81333 SH       SOLE                    81333        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    34483   429907 SH       SOLE                   429907        0        0
VERITAS SOFTWARE CO            COM              923436109     1426    80091 SH       SOLE                    80091        0        0
VIACOM INC                     CL B             925524308     7786   232000 SH       SOLE                   232000        0        0
YAHOO INC                      COM              984332106     9348   275676 SH       SOLE                   275676        0        0